Goodwill - Sensitivity to Changes in Assumptions (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ 858	€ 206
Telefónica Argentina | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 220
Change in key assumption rate (as a percent)		2.00%
Telefónica Argentina | Terminal Growth Rate
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 100
Change in key assumption rate (as a percent)		0.75%
Telefónica Argentina | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 200
Change in key assumption rate (as a percent)		1.50%
Telefónica Argentina | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 100
Change in key assumption rate (as a percent)		0.75%
Telefónica Spain | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica Spain | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica Spain | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.25%)
Telefónica Spain | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.25%
Telefónica Spain | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(2.00%)
Telefónica Spain | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
Telefónica Spain | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.00%)
Telefónica Spain | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.00%
Telefónica Germany | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica Germany | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica Germany | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.25%)
Telefónica Germany | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.25%
Telefónica Germany | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.50%)
Telefónica Germany | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.50%
Telefónica Germany | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.75%)
Telefónica Germany | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.75%
Telefónica United Kingdom | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.00%)
Telefónica United Kingdom | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.00%
Telefónica United Kingdom | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica United Kingdom | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica United Kingdom | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.50%)
Telefónica United Kingdom | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.50%
Telefónica United Kingdom | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.75%)
Telefónica United Kingdom | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.75%
Telefónica Brazil | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.00%)
Telefónica Brazil | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.00%
Telefónica Brazil | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.50%
Telefónica Brazil | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica Brazil | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica Brazil | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(2.00%)
Telefónica Brazil | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
Telefónica Brazil | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.00%)
Telefónica Brazil | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.00%
Telefónica Peru | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 60
Change in key assumption rate (as a percent)		0.50%
Telefónica Peru | Terminal Growth Rate
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 26
Telefónica Peru | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 130
Change in key assumption rate (as a percent)		1.25%
Telefónica Peru | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill		€ 44
Change in key assumption rate (as a percent)		0.63%